Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Berkshire Focus Fund
Account Value [Line Items]
Accumulated Value	[1]	$ 45,277	$ 35,442	$ 22,669	$ 15,922	$ 40,570	$ 42,639	$ 22,579	$ 16,732	$ 15,382	$ 10,795	$ 10,165
S&P 500® Index
Account Value [Line Items]
Accumulated Value	[1]	$ 39,827	$ 34,183	$ 27,976	$ 22,219	$ 25,727	$ 20,780	$ 17,361	$ 14,033	$ 14,393	$ 12,144	$ 10,435

[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.